STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

October 13, 2005

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0404
Attention:  Mr. Keith A. O'Connell, Esq.

Re:	Cohen & Steers Worldwide Realty Income Fund, Inc. (File Nos. 811-21595, 333-116581)
Cohen & Steers International Realty Fund, Inc. (File Nos. 811-21677, 333-120705)
Preliminary Combined Proxy Statement on Schedule 14A

Ladies and Gentlemen:

          On behalf of Cohen & Steers Worldwide Realty Income Fund, Inc. and Cohen & Steers International Realty Fund, Inc. (together, the “Funds”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), is the Funds’ preliminary proxy statement on Schedule 14A (the “Proxy Statement”), for a special meeting of shareholders of the Funds (the “Special Meeting”).

          The Special Meeting is scheduled to be held at the offices of the Funds, 280 Park Avenue, 10th Floor, New York, New York 10017, on Monday, December 18th, 2006, at 10:00 a.m., for the following purposes:

•	to approve a new Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Houlihan Rovers, S.A. for each Fund;

•	to approve a Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Cohen & Steers Asia Limited for each Fund;

•	to approve a Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited for each Fund; and

•	to transact such other business as may properly come before the Meeting or any adjournment thereof.

          The close of business on October 20, 2006 has been fixed as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and any adjournment thereof. The Funds will file a definitive version of the Proxy Statement with the Commission prior to mailing the Proxy Statement to shareholders. The Proxy Statement will not be mailed to shareholders of record on or about October 30, 2006. The Funds are not aware of any other business to be presented at the Special Meeting.

          Please direct comments and questions concerning the Proxy Statement to me at 212.806.6141.

Very truly yours, /s/ Janna Manes Janna Manes